Accrued Liabilities and Other Payable (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Accrued Liabilities and Other Payable
Payable to a third-party company	$ 129,865	$ 744,244	$ 608,474
Payable to payroll agent	358,360	405,462	574,613
Payable to employees	182,581	195,278	197,140
Others	302,193	193,414	152,078
Total accrued liabilities and other payables	$ 972,999	$ 1,538,398	$ 1,532,305